INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2023
Inventory Disclosure [Abstract]
Schedule of inventories
	June 30, 2023	December 31, 2022
	Unaudited

Raw materials	$2,723	$2,105
Work in progress	623	911
Finished products	6,200	5,427

	$9,546	$8,443